VCC MORTGAGE SECURITIES, LLC ABS-15G

EXHIBIT 99.06

LOANUID	LOANID	Edgar Loan id	SLOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
XXXX	XXXX	VCC 2025-1-1000000	XXXX	XX/XX/XXXX	12/31/2024	12	003321111000	0	7
XXXX	XXXX	VCC 2025-1-1000001	XXXX	XX/XX/XXXX	12/31/2024	12	000006543120	0	6
XXXX	XXXX	VCC 2025-1-1000002	XXXX	XX/XX/XXXX	12/31/2024	12	122111211111	0	12
XXXX	XXXX	VCC 2025-1-1000003	XXXX	XX/XX/XXXX	12/31/2024	12	121111100001	0	8